Related Party Transactions (Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Related Party Transactions [Abstract]
Short-term employee benefits	$ 25	$ 31
Post-employment pension benefits	8	9
Termination benefits	7
Share-based compensation	4	5
Total compensation	$ 44	$ 45